Other payables and accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Governmental authorities	$ 14,384	$ 13,717
Accrued expenses	6,809	5,957
Contingent consideration related to business combinations	3,883	7,079
Accrued retention bonus related to business combinations	497	0
Fair value of future hedging transactions	346	0
Other	2,071	1,446
Total other payables and accrued expenses	$ 27,990	$ 28,199